Other disclosures - Remaining maturity periods (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and balances with the Central Bank	$ 65,207	$ 55,310
Financial assets at fair value through profit or loss	268,127	267,524
Other financial assets at fair value through profit or loss	79,927	107,425
Financial assets at fair value through other comprehensive income	236,980	155,789
Financial assets at amortized cost	747,823	766,225
Fair value of hedging derivative assets	9,256	9,285
Total financial assets	1,407,320	1,361,558
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	153,600	182,646
Other financial liabilities designated at fair value through profit or loss	273,725	178,265
Financial liabilities at amortized cost	864,266	890,284
Hedging derivatives	7,523	8,393
Total financial liabilities	1,299,114	1,259,588
Difference (assets less liabilities)	108,206	101,970
On demand
ASSETS
Cash and balances with the Central Bank	25,793	25,080
Total financial assets	40,884	37,152
LIABILITIES AND EQUITY
Total financial liabilities	453,345	461,536
Difference (assets less liabilities)	(412,461)	(424,384)
1 month
ASSETS
Cash and balances with the Central Bank	11,320	2,136
Fair value of hedging derivative assets	1,906	2,332
Total financial assets	244,549	267,346
LIABILITIES AND EQUITY
Hedging derivatives	1	39
Total financial liabilities	439,952	408,328
Difference (assets less liabilities)	(195,403)	(140,982)
3 months
ASSETS
Fair value of hedging derivative assets	192
Total financial assets	89,817	79,718
LIABILITIES AND EQUITY
Hedging derivatives	8	39
Total financial liabilities	64,357	55,805
Difference (assets less liabilities)	25,460	23,913
3 to 12 months
ASSETS
Fair value of hedging derivative assets	304	186
Total financial assets	184,299	221,797
LIABILITIES AND EQUITY
Hedging derivatives	897	416
Total financial liabilities	111,335	89,071
Difference (assets less liabilities)	72,964	132,726
1 to 3 years
ASSETS
Fair value of hedging derivative assets	5,658	2,046
Total financial assets	318,438	294,489
LIABILITIES AND EQUITY
Hedging derivatives	488	1,460
Total financial liabilities	73,009	54,372
Difference (assets less liabilities)	245,429	240,117
3 to 5 years
ASSETS
Fair value of hedging derivative assets	758	4,677
Total financial assets	188,633	160,968
LIABILITIES AND EQUITY
Hedging derivatives	1,885	2,350
Total financial liabilities	41,277	70,241
Difference (assets less liabilities)	147,356	90,727
More than five years
ASSETS
Cash and balances with the Central Bank	28,094	28,094
Fair value of hedging derivative assets	438	44
Total financial assets	340,700	300,088
LIABILITIES AND EQUITY
Hedging derivatives	4,244	4,089
Total financial liabilities	115,839	120,235
Difference (assets less liabilities)	224,861	179,853
Loans and advances - Credit institutions
ASSETS
Other financial assets at fair value through profit or loss	54,138	98,332
Financial assets at amortized cost	36,895	47,034
Total financial assets	91,033	145,366
Loans and advances - Credit institutions | 1 month
ASSETS
Other financial assets at fair value through profit or loss	54,138	98,332
Financial assets at amortized cost	36,895	47,034
Loans and advances - Customers
ASSETS
Financial assets at fair value through profit or loss		9,093
Other financial assets at fair value through profit or loss	25,789	9,093
Financial assets at fair value through other comprehensive income	2,875	771
Financial assets at amortized cost	699,671	666,772
Total financial assets	728,335	676,636
Loans and advances - Customers | On demand
ASSETS
Financial assets at amortized cost	8,930	9,257
Loans and advances - Customers | 1 month
ASSETS
Financial assets at fair value through profit or loss		9,093
Other financial assets at fair value through profit or loss	25,789
Financial assets at fair value through other comprehensive income	71	7
Financial assets at amortized cost	72,144	42,431
Loans and advances - Customers | 3 months
ASSETS
Financial assets at fair value through other comprehensive income	71	13
Financial assets at amortized cost	67,861	68,276
Loans and advances - Customers | 3 to 12 months
ASSETS
Financial assets at fair value through other comprehensive income	713	58
Financial assets at amortized cost	127,842	139,392
Loans and advances - Customers | 1 to 3 years
ASSETS
Financial assets at fair value through other comprehensive income	571	155
Financial assets at amortized cost	196,079	180,792
Loans and advances - Customers | 3 to 5 years
ASSETS
Financial assets at fair value through other comprehensive income	1,449	155
Financial assets at amortized cost	81,576	88,697
Loans and advances - Customers | More than five years
ASSETS
Financial assets at fair value through other comprehensive income		383
Financial assets at amortized cost	145,239	137,927
Debt instruments.
ASSETS
Financial assets at fair value through profit or loss	110,613	110,222
Financial assets at fair value through other comprehensive income	233,463	154,483
Financial assets at amortized cost	11,257	52,419
Total financial assets	355,333	317,124
Debt instruments. | 1 month
ASSETS
Financial assets at fair value through profit or loss	6,917	17,102
Financial assets at fair value through other comprehensive income	31,817	48,280
Debt instruments. | 3 months
ASSETS
Financial assets at fair value through profit or loss	18,473	3,200
Financial assets at fair value through other comprehensive income		1,961
Debt instruments. | 3 to 12 months
ASSETS
Financial assets at fair value through profit or loss	40,045	27,649
Financial assets at fair value through other comprehensive income	4,713	3,304
Financial assets at amortized cost		41,426
Debt instruments. | 1 to 3 years
ASSETS
Financial assets at fair value through profit or loss	26,379	26,266
Financial assets at fair value through other comprehensive income	59,836	60,140
Financial assets at amortized cost	1,607
Debt instruments. | 3 to 5 years
ASSETS
Financial assets at fair value through profit or loss	15,864	18,605
Financial assets at fair value through other comprehensive income	54,636	10,716
Financial assets at amortized cost		1,485
Debt instruments. | More than five years
ASSETS
Financial assets at fair value through profit or loss	2,935	17,400
Financial assets at fair value through other comprehensive income	82,461	30,082
Financial assets at amortized cost	9,650	9,508
Equity instruments.
ASSETS
Financial assets at fair value through profit or loss	5,767	2,349
Financial assets at fair value through other comprehensive income	642	535	$ 795
Available-for-sale financial assets			$ 795	$ 326
Total financial assets	6,409	2,884
Equity instruments. | On demand
ASSETS
Financial assets at fair value through profit or loss	5,767	2,349
Equity instruments. | More than five years
ASSETS
Financial assets at fair value through other comprehensive income	642	535
Trading derivative assets
ASSETS
Financial assets at fair value through profit or loss	151,747	154,953
Trading derivative assets | On demand
ASSETS
Financial assets at fair value through profit or loss	394	466
Trading derivative assets | 1 month
ASSETS
Financial assets at fair value through profit or loss	3,552	599
Trading derivative assets | 3 months
ASSETS
Financial assets at fair value through profit or loss	3,220	6,268
Trading derivative assets | 3 to 12 months
ASSETS
Financial assets at fair value through profit or loss	10,682	9,782
Trading derivative assets | 1 to 3 years
ASSETS
Financial assets at fair value through profit or loss	28,308	25,090
Trading derivative assets | 3 to 5 years
ASSETS
Financial assets at fair value through profit or loss	34,350	36,633
Trading derivative assets | More than five years
ASSETS
Financial assets at fair value through profit or loss	71,241	76,115
Trading derivative liabilities
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	144,481	153,727
Trading derivative liabilities | On demand
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	395	220
Trading derivative liabilities | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	3,183	1,978
Trading derivative liabilities | 3 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	3,457	4,796
Trading derivative liabilities | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	11,185	13,137
Trading derivative liabilities | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	25,521	24,660
Trading derivative liabilities | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	36,303	35,900
Trading derivative liabilities | More than five years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	64,437	73,036
Short positions
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	9,119	28,919
Short positions | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	8,280	28,919
Short positions | 3 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	47
Short positions | More than five years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	792
Deposits - Central banks
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	111,574	30,995
Deposits - Central banks | 1 month
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	111,574	30,995
Deposits - Credit institutions
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	29,689	13,801
Financial liabilities at amortized cost	72,969	94,849
Deposits - Credit institutions | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	28,338	17,644
Deposits - Credit institutions | 1 month
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	29,689	13,801
Financial liabilities at amortized cost	22,934	46,869
Deposits - Credit institutions | 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	8,580	5,776
Deposits - Credit institutions | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	1,134	6,347
Deposits - Credit institutions | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	10,374	11,219
Deposits - Credit institutions | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	57	4,488
Deposits - Credit institutions | More than five years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	1,552	2,506
Deposits - Customers
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	129,216	128,719
Financial liabilities at amortized cost	630,055	646,089
Total financial liabilities	759,271	774,808
Deposits - Customers | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	424,563	443,660
Deposits - Customers | 1 month
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	128,634	128,719
Financial liabilities at amortized cost	106,523	115,779
Deposits - Customers | 3 months
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	582
Financial liabilities at amortized cost	36,512	33,999
Deposits - Customers | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	54,805	44,727
Deposits - Customers | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	3,858	3,685
Deposits - Customers | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	3,032	3,565
Deposits - Customers | More than five years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	762	674
Customer deposits - Repurchase agreements
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	129,216	128,719
Debt instruments
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	3,246	4,750
Financial liabilities at amortized cost	111,211	98,312
Total financial liabilities	114,457	103,062
Debt instruments | 1 month
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss		3,191
Financial liabilities at amortized cost	19,412	30,249
Debt instruments | 3 months
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	263	182
Financial liabilities at amortized cost	13,464	7,375
Debt instruments | 3 to 12 months
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	2,119	1,063
Financial liabilities at amortized cost	36,430	21,437
Debt instruments | 1 to 3 years
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	864	314
Financial liabilities at amortized cost	31,755	12,200
Debt instruments | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		23,936
Debt instruments | More than five years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	10,150	3,115
Subordinated liabilities
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	34,267	37,228
Subordinated liabilities | 1 month
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		413
Subordinated liabilities | 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	365
Subordinated liabilities | More than five years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	33,902	36,815
Other financial liabilities
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	15,764	13,806
Other financial liabilities | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	49	12
Other financial liabilities | 1 month
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	9,722	7,376
Other financial liabilities | 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	1,079	3,638
Other financial liabilities | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	4,765	1,944
Other financial liabilities | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	$ 149	834
Other financial liabilities | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		$ 2